SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE (Details)	Sep. 30, 2023
Operating Lease
Operating Lease, Weighted Average Remaining Lease Term	7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	4.75%